Statement of Assets and Liabilities (Unaudited) - USD ($)	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015		Jul. 31, 2014	[1]	May. 05, 2014		Jan. 31, 2014	[1]
Assets
Investments in gold bullion (cost: $ 72,467,926 and $ 65,938,882, respectively)	$ 62,987,484		$ 64,750,586				$ 1,306,250
Receivable from capital shares sold			20,597
Total Assets	62,987,484		64,771,183
Liabilities
Sponsor's fee payable	4		20,600
Total Liabilities	4		20,600
Net Assets	62,987,480		64,750,583	[1]			1,306,250
Net Assets Consist of:
Paid-in-capital	72,962,117		66,087,586
Accumulated net investment loss	(277,420)		(154,685)
Accumulated net realized gain (loss)	(216,775)		5,978
Unrealized appreciation (depreciation) on investment in gold bullion	(9,480,442)		(1,188,296)
	$ 62,987,480		$ 64,750,583	[1]			$ 1,306,250
Shares issued and outstanding (no par value; unlimited shares authorized) (in Shares)	5,762,437		5,152,630
Net asset value per share (in Dollars per share)	$ 10.93	$ 11.76	$ 12.57	[1]	$ 12.84		$ 13.06	[1]	$ 13.06

[1]	Commencement of operations.